Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 3,452		$ 3,452		$ 4,366
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission			1.25%
Brokerage commission revenue			$ 0	$ 0
Payment for the cost of design and supervision services for newbuildings			0	0
Due to related parties	897		897		520
Commissions	1,711	$ 1,549	3,545	$ 3,092
Accrued liabilities	$ 341		341		$ 327
Tsakos Shipping and Trading S.A. | Potential charge
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for each newbuilding vessel			$ 200